Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount - CAD ($)		Sep. 30, 2024	Sep. 29, 2024	Dec. 20, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Financial assets
Cash		$ 5,269,084			$ 5,056,040	$ 32,025,899	$ 6,200,316
Accounts receivable	[1]	1,150,946			2,281,915
Current financial assets		6,420,030			7,337,955
Financial liabilities
Accounts payable and accrued liabilities	[2]	13,412,889			12,466,676
Credit facility		28,229,902			28,747,705
Convertible bridge loan		6,853,623
Non-convertible bridge loan		3,059,996
Warrant liability		629,506	$ 629,506	$ 1,746,575
Term loan		10,767,007			7,718,928
Convertible notes		40,309,902			11,258,950
Conversion option		6,008			737,974
Government grant liabilities		1,618,343			1,468,296
Total		104,887,176			62,398,529
Current		24,791,238			13,773,457
Non-current		80,095,938			48,625,072
Amortized Cost [Member]
Financial assets
Cash		5,269,084			5,056,040
Accounts receivable	[1]	1,150,946			2,281,915
Current financial assets		6,420,030			7,337,955
Financial liabilities
Accounts payable and accrued liabilities	[2]	13,412,889			12,466,676
Credit facility		28,229,902			28,747,705
Convertible bridge loan
Non-convertible bridge loan		3,059,996
Warrant liability
Term loan		10,767,007			7,718,928
Convertible notes		40,309,902			11,258,950
Conversion option
Government grant liabilities		1,618,343			1,468,296
Total		97,398,039			61,660,555
Current		17,302,101			13,035,483
Non-current		80,095,938			48,625,072
FVTPL [Member]
Financial assets
Cash
Accounts receivable	[1]
Current financial assets
Financial liabilities
Accounts payable and accrued liabilities	[2]
Credit facility
Convertible bridge loan		6,853,623
Non-convertible bridge loan
Warrant liability		629,506
Term loan
Convertible notes
Conversion option		6,008			737,974
Government grant liabilities
Total		7,489,137			737,974
Current		7,489,137			737,974
Non-current

[1]	Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.
[2]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.